497(e)
                                                                      333-137206
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED NOVEMBER 19, 2007 TO THE MAY 1, 2007 PROSPECTUS FOR STYLUS(SM)
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This supplement modifies certain information in the above-referenced Prospectus and Statement of Additional Information dated May 1, 2007 (the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

The following information has been added to the state table in "Appendix IV:
State contract availability and/or variations of features and benefits" of the Prospectus, as noted:

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 State      Features and Benefits                                     Availability or Variation
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
WASHINGTON Income Manager(SM) payout option                          Not Available

           "Greater of 6% Roll-Up to age 85 or Annual Ratchet to     All references to these features are deleted in their entirety.
           age 85 enhanced death benefit" and "GWBL Enhanced
           death benefit"                                            You have the choice of the following guaranteed minimum
                                                                     death benefits: the Greater of 4% Roll-Up to age 85 or
                                                                     Annual Ratchet to age 85; the Annual Ratchet to age 85; the
                                                                     Standard death benefit; or the GWBL Standard death
                                                                     benefit.

           See "Guaranteed minimum death benefit charge" in "Fee     The charge for the Greater of 4% Roll-Up to age 85 or
           table" and in "Charges and expenses"                      Annual Ratchet to age 85 is 0.60%

           See "Guaranteed minimum death benefit and Guaranteed      o If you elect the 6% Guaranteed minimum income benefit
           minimum income benefit base" in "Contract features and      with the Greater of 4% Roll-Up to age 85 or Annual
           benefits"                                                   Ratchet to age 85 enhanced death benefit, the variable
                                                                       investment options (other than EQ/Money Market) and
                                                                       monies allocated to the 12-month dollar cost averaging
                                                                       program will roll up at an annual rate of 6% for the
                                                                       Guaranteed minimum income benefit base and 4% for
                                                                       the 4% Roll-Up to age 85 benefit base.

                                                                     o If you elect the Greater of 4% Roll-Up to age 85 or
                                                                       Annual Ratchet to age 85 enhanced death benefit,
                                                                       without the Guaranteed minimum income benefit, the
                                                                       variable investment options (other than EQ/Money
                                                                       Market) and monies allocated to the 12-month dollar
                                                                       cost averaging program will roll up at an annual rate of
                                                                       4% for the 4% Roll-Up to age 85 benefit base.

           See "Guaranteed minimum death benefit/Guaranteed            Your "Greater of 4% Roll-Up to Age 85 or Annual
           minimum income benefit roll-up benefit benefit base         Ratchet to age 85 enhanced death benefit" benefit base
           reset" in "Contract features and benefits"                  will reset only if your account value is greater than your
                                                                       Guaranteed minimum income benefit base.

           See "Guaranteed minimum death benefit" in "Contract         You have a choice of the standard death benefit, the
           features and benefits"                                      Annual Ratchet to age 85 enhanced death benefit, or the
                                                                       Greater of 4% Roll-Up to age 85 or Annual Ratchet to
                                                                       age 85 enhanced death benefit.

           See "GWBL Guaranteed minimum death benefit" under           Only the GWBL Standard death benefit is available.
           "Guaranteed withdrawal benefit for life (`GWBL")" in
           "Contract features and benefits"
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

IM-10-25 (11/07)                                                  139913 (11/07)
Stylus/NEWBIZ                                                             x01843

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 State    Features and Benefits                                      Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
         See "How withdrawals affect your Guaranteed minimum        The first sentence of the third paragraph is replaced with the
         income benefit and Guaranteed minimum death benefit" in    following:
         "Accessing your money"
                                                                    With respect to the Guaranteed minimum income benefit
                                                                    and the Greater of 4% Roll-Up to age 85 or Annual Ratchet
                                                                    to age 85 enhanced death benefit, withdrawals (including
                                                                    any applicable withdrawal charges) will reduce each of the benefits' Roll-Up to age 85 benefit base on a
                                                                    dollar-for-dollar basis, as long as the sum of the withdrawals in a contract year is 6% or less of each benefit's Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. With respect to the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85
                                                                    enhanced death benefit, if elected without the Guaranteed
                                                                    minimum income benefit, withdrawals (including any
                                                                    applicable withdrawal charges) will reduce the 4% Roll-Up
                                                                    to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of the withdrawals in a contract year is 6% or less of the 4% Roll-Up to age 85 benefit base on the contract
                                                                    issue date or the most recent contract date anniversary, if later.

         See "10% free withdrawal amount" under "Withdrawal         The 10% free withdrawal amount applies to full surrenders.
         charge" in "Charges and expenses"

         See "Certain withdrawals" under "Withdrawal charge" in     If you elect the Greater of 4% Roll-Up to age 85 or Annual
         "Charges and expenses"                                     Ratchet to age 85 enhanced death benefit without a
                                                                    Guaranteed minimum income benefit, the withdrawal
                                                                    charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does
                                                                    not exceed 6% of the beginning of contract year 4% Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount.

         See "Withdrawal charge" in "Charges and expenses" under    The owner (or older joint owner, if applicable) has qualified
         "Disability, terminal illness, or confinement to nursing   to receive Social Security disability benefits as certified by
         home"                                                      the Social Security Administration or a statement from an
                                                                    independent U.S. licensed physician stating that the owner
                                                                    (or older joint owner, if applicable) meets the definition of total disability for at least 6 continuous months prior to the notice of claim. Such disability must be re-certified every 12 months.
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

Stylus(SM) is issued by and is a service mark of AXA Equitable Life Insurance
                           Company (AXA Equitable).


       (c) 2007 AXA Equitable Life Insurance Company. All rights reserved.
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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